Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 6,866	$ 7,335	$ 8,050
Other revenues	31	69	32
Net revenues	6,897	7,404	8,082
Cost of sales	(4,565)	(4,906)	(5,468)
Gross profit	2,332	2,498	2,614
Selling, general and administrative	(897)	(927)	(1,066)
Research and development	(1,425)	(1,520)	(1,816)
Other income and expenses, net	164	207	95
Impairment, restructuring charges and other related closure costs	(65)	(90)	(292)
Operating income (loss)	109	168	(465)
Interest expense, net	(22)	(18)	(5)
Income (loss) on equity-method investments	2	(43)	(122)
Loss on financial instruments, net		(1)
Income (loss) before income taxes and noncontrolling interest	89	106	(592)
Income tax benefit (expense)	21	23	(37)
Net income (loss)	110	129	(629)
Net (income) loss attributable to noncontrolling interest	(6)	(1)	129
Net income (loss) attributable to parent company	$ 104	$ 128	$ (500)
Earnings per share (Basic) attributable to parent company stockholders	$ 0.12	$ 0.14	$ (0.56)
Earnings per share (Diluted) attributable to parent company stockholders	$ 0.12	$ 0.14	$ (0.56)